American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated December 5, 2014 ■ Statement of Additional Information dated April 1, 2014
The following is added to the Accounts Managed table on pages 37-38 of the SAI:

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments ‑ subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Ted Harlan[1]	Number of Accounts	2	13	11
	Assets	$734.3 million[2]	$2.2 billion	$12.2 billion

[1]	Information is provided as of December 3, 2014.

[2]	Includes $623.7 million in Global Growth.

The following is added to the Global Growth section of the Ownership of Securities table on page 41 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Global Growth Fund
Ted Harlan[1]	E
Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

[1]	Information is provided as of December 3, 2014.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.
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